6. STOCKHOLDERS' DEFICIT (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Exercise Price	$ 0.001	$ 0.001
Warrants Outstanding	18,200,000	18,000,000
Warrants Exercisable		18,000,000
Weighted Average Remaining Contractual Life	2 years 1 month 6 days	2 years 10 months 24 days
Aggregate Intrinsic Value	$ 801,900	$ 918,000